Restatement (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Selected consolidated balance sheets information
Cost of revenues	¥ 70,537	$ 10,227	¥ 85,290	¥ 88,801
Accounts payable	13,658		¥ 29,577		$ 1,981
Restatement Adjustment
Selected consolidated balance sheets information
Cost of revenues	8,350
Accounts payable	¥ 8,350